Operating Segments (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	₪ 355,553	₪ 388,684	₪ 219,677
One customer [member]
IfrsStatementLineItems [Line Items]
Revenue	₪ 42,000	₪ 41,000	₪ 22,000